ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of September 30,
	2024	2025
	US$	US$
Accounts receivable	13,624,294	12,316,395
Less: allowance for credit loss	(386,717)	(551,215)

Accounts receivable, net	13,237,577	11,765,180

The movements in the allowance for credit loss for the years ended September 30, 2023, 2024 and 2025 were as follows:

	As of September 30,
	2024	2025
	US$	US$
Balance at beginning of the year	197,928	386,717
Written off	(54,440)	-
Additions	243,229	164,498

Balance at end of the year	386,717	551,215

The reversal of allowance for credit loss was US$171,090 and no allowance for credit loss was written off for the year ended September 30, 2023.